INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
12	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong Tax

Although not incorporated in Hong Kong, the Company is considered as a Hong Kong tax resident since it is a company primarily managed and controlled in Hong Kong. The Company is subject to Hong Kong profits tax on income arising in or derived from Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as the Company derived no taxable income from Hong Kong for the years ended December 31, 2009, 2010 and 2011. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

PRC Corporate Income Tax

Each of the Company’s PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

Effective from January 1, 2008, the Company’s PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the new Corporate Income Tax Law of the PRC (“new tax law”), unless otherwise specified.

The new tax law and its relevant regulations provide transitional rates for entities operating in the Shenzhen and Zhuhai Special Economic Zones, which are 20%, 22%, 24%, and 25%, for 2009, 2010, 2011 and 2012 onwards, respectively. The Company’s PRC subsidiaries operating in the Shenzhen and Zhuhai Special Economic Zones are subject to these transitional rates.

Under the new tax law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it qualifies for the 5% withholding tax rate.

The Group’s earnings before income tax expense consist of:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

PRC	209,105	60,456	67,004
Non-PRC	(7,955)	(7,627)	(45)

Earnings before income tax expense	201,150	52,829	66,959

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current tax expense	41,655	36,209	35,802
Deferred tax expense/(benefit)	19,519	112	(4,776)

Income tax expense	61,174	36,321	31,026

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2009, 2010 and 2011, to earnings before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Computed “expected” tax expense	50,288	13,207	16,740
Effect of tax rate differential	(7,108)	(1,797)	(1,345)
PRC dividend withholding tax	7,696	(1,263)	680
Effect of deferred income tax recognized upon deconsolidation of Yunnan Nepstar	3,722	—	—
Non-deductible expenses:
- Disallowed rental expenses	7,215	10,010	8,527
- Penalty imposed by SAFE	—	5,951	—
- Others	2,255	272	430
Non-taxable income	(751)	(667)	(872)
Effect of deemed interest income	—	—	624
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	—	(2,421)
Change in valuation allowance	(2,143)	10,608	8,663

Actual income tax expense	61,174	36,321	31,026

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2010 and 2011 are presented below.

	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:

- Tax loss carryforwards	32,017	36,722
- Inventories	2,005	1,487
- Accrued expenses	1,736	501
- Accrual for membership reward program	769	141
- Impairment of property and equipment	852	3,714

Total gross deferred tax assets	37,379	42,565
Valuation allowance	(32,015)	(37,405)

Total deferred tax assets	5,364	5,160

Deferred tax liabilities:

- PRC dividend withholding taxes	(7,504)	(2,184)
- Equity method investment	(8,688)	(9,076)
- Intangible assets	(730)	(772)

Total deferred tax liabilities	(16,922)	(12,032)

Net deferred tax liabilities	(11,558)	(6,872)

Classification on consolidated balance sheet:

Deferred tax assets:
- Current	3,551	2,009
- Non-current	1,813	3,151

Deferred tax liabilities:
- Non-current	(16,922)	(12,032)

For the years ended December 31, 2009, 2010 and 2011, the change in valuation allowance was a decrease of RMB2,509, an increase of RMB9,941 and an increase of RMB5,390, respectively. The change in valuation allowance for the year ended December 31, 2011 was primarily due to the net effect of (i) the additional valuation allowance of RMB10,774 recorded against the deferred tax assets of subsidiaries which were at cumulative losses, (ii) the utilization of tax loss carryforwards of which valuation allowance of RMB809 was previously provided and the reduction in valuation allowance amounting to RMB1,302 in respect of a subsidiary which turned into cumulative profit during the year, and (iii) the derecognition of deferred tax assets and the related valuation allowance of RMB3,273 upon expiration of unutilized tax loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2011, the tax loss carryforwards of the Group amounted to RMB146,886, of which RMB11,311, RMB44,028, RMB10,773, RMB44,620 and RMB36,154 will expire, if unused, by end of 2012, 2013, 2014, 2015 and 2016, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Balance as at January 1	12,899	17,547	25,194
Additions based on tax positions related to current year	4,648	7,647	8,242
Expiration of the statute of limitations	—	—	(2,421)

Balance as at December 31	17,547	25,194	31,015

The unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. As of December 31, 2010, the amount of unrecognized tax benefits was included in income tax payable of RMB52,520. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2009, 2010 and 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years beginning in 2006 are subject to examination by the relevant tax authorities.